Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Adjustment of Transactions Revenue

The table below shows the adjustments made to gross service revenue to arrive at net revenues, the amount reported on our statement of operations (in thousands):

	For the Years Ended December 31,
	2014	2013	2012
Gross Service Revenues	$224,460	$173,784	$157,591
Total Contractual Adjustments and Discounts	(137,391)	(107,317)	(97,724)

Net Service Revenues	$87,069	$66,467	$59,867

Summary of Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts are as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Beginning balance – Allowance for Doubtful Accounts	$4,540	$3,002	$2,150
Provision for doubtful accounts	2,437	2,797	3,053
Write-offs	(2,797)	(1,259)	(2,201)

Ending balance – Allowance for Doubtful Accounts	$4,180	$4,540	$3,002